Intangible Assets	12 Months Ended
Dec. 31, 2013
Intangible Assets [Abstract]
INTANGIBLE ASSETS
9.	INTANGIBLE ASSETS

Intangible Assets consists of land use rights.  According to the laws of the PRC, the government owns all the land in the PRC. Companies or individuals are authorized to possess and use the land only through land use rights granted by the Chinese government. Land use rights are being amortized using the straight-line method over the lease term of 40 years.

Land use rights consisted of the following:

	12/31/2013	12/31/2012	12/31/2011
		(Restated)	(Restated)
Land use rights	$3,414,264	$3,310,933	$1,176,315
Less: Accumulated amortization	(245,522)	(169,485)	(117,632)
	$3,168,742	$3,141,448	$1,058,683

Total amortization expenses of land use right for the years ended December 31, 2013, 2012, and 2011 amounted to $76,037, $50,892, and $33,969, respectively.